Segment Information Underwriting Margins and Combined Ratios for our Underwriting Operations (Details) - Operating Segments - Underwriting Operations	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Underwriting Margin		4.90%	7.50%	7.70%
Combined Ratio		95.10%	92.50%	92.30%
Personal Lines Segment
Segment Reporting Information [Line Items]
Underwriting Margin		4.70%	6.50%	6.70%
Combined Ratio		95.30%	93.50%	93.30%
Personal Lines Segment | Agency Channel
Segment Reporting Information [Line Items]
Underwriting Margin		5.00%	7.80%	7.50%
Combined Ratio		95.00%	92.20%	92.50%
Personal Lines Segment | Direct Channel
Segment Reporting Information [Line Items]
Underwriting Margin		4.40%	4.90%	5.70%
Combined Ratio		95.60%	95.10%	94.30%
Commercial Lines Segment
Segment Reporting Information [Line Items]
Underwriting Margin		6.40%	15.90%	17.20%
Combined Ratio		93.60%	84.10%	82.80%
Property Segment
Segment Reporting Information [Line Items]
Underwriting Margin		3.80%	10.10%
Combined Ratio		96.20%	89.90%
Combined ratio amortization points	0.077	0.072